Initial Public Offering (Details) - USD ($)	Jul. 10, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering
Price per share		$ 10.00	$ 10.00
IPO
Initial Public Offering
Number of units sold	13,570,000
Price per share	$ 10
Proceeds from issuance of shares	$ 135,700,000
IPO | Class A common stock
Initial Public Offering
Number of units sold	13,570,000
Price per share	$ 10.00
Proceeds from issuance of shares	$ 135,700,000
Over-allotment | Class A common stock
Initial Public Offering
Number of units sold	1,770,000